Summary of Significant Accounting Policies (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 HKD ($)
Summary of Significant Accounting Policies [Line Items]
Insurance limit	$ 3,411	¥ 500,000
Provision for inventory	82,031
Intangible assets amount	14,967		12,319
Impairment charges	7,465		13,165
Performance obligation amount	58,850		37,430
Deferred contract costs	90,722			$ 49,763
Impairment for contract costs amount	7,465		13,165
Advances from customers	95,882			108,356
Deferred as contract liabilities	91,629		501,285
Received a government subsidy	$ 57,595		64,728
Largest amount rate	50.00%				50.00%
Value added tax, percentage	13.00%	13.00%
Deposit insurance	$ 73,411	¥ 500,000
Bank deposit	6,289,189			1,450,516
Insurance coverage	$ 5,938,376			$ 1,256,549
Materially and adversely affect percentage	3.10%	3.10%		2.22%
Costs of revenues	$ 4,964,045		3,793,049
Impairment losses of long-term investment			1,356,618
Long-Term Investments, Total
Maximum protection limit	102,019				$ 800,000
Mingteng International [Member]
Summary of Significant Accounting Policies [Line Items]
Bank deposit	5,281,512			$ 27,014
Employee Social Benefits [Member]
Summary of Significant Accounting Policies [Line Items]
Provision for inventory			142,373
Costs of revenues	$ 269,822
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the service term	3 years	3 years
Leases initial terms	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Straight-line basis over the service term	10 years	10 years
Leases initial terms	3 years	3 years
Property, Plant and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment charges